UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
OPERATING ACTIVITIES
Net loss for the period	₫ (38,035,374)	$ (1,518,256,985)	₫ (33,508,194)
Adjustments:
Depreciation of property, plant and equipment	5,291,041	211,202,339	4,428,794
Amortization of intangible assets	192,491	7,683,658	179,358
Impairment of assets and changes in fair value of held for sale assets	1,193,063	47,623,463	1,446,312
Changes in operating lease right-of-use assets	356,205	14,218,625	929,984
Provision related to compensation expenses, assurance-type warranties, net realizable value of inventories and others	10,337,614	412,646,256	6,085,993
Deferred tax (income)/expense	229,369	9,155,716	(9,809)
Unrealized foreign exchange losses/(gains)	(793,412)	(31,670,605)	1,120,560
Net losses on financial instruments at fair value through profit or loss	1,945,794	77,670,206	1,561,949
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest	1,373,535	54,827,359	1,427,480
Losses on disposal and write-off of fixed assets	420,807	16,797,342	175,390
Share of losses from equity investees	127,277	5,080,513	31,902
Share-based compensation expenses	(4,065)	(162,262)	71,953
Change in working capital:
Trade receivables and advance to suppliers, net investment in sales-type lease	3,578,208	142,831,231	841,435
Inventories	(12,252,641)	(489,088,336)	(3,982,884)
Trade payables, deferred revenue and other payables	213,451	8,520,318	(11,134)
Operating lease liabilities	(438,643)	(17,509,301)	(743,443)
Prepayments, other receivables and other assets	(420,693)	(16,792,791)	(334,866)
Net cash flows used in operating activities	(26,685,973)	(1,065,223,256)	(20,289,220)
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets	(8,943,376)	(356,992,496)	(7,407,648)
Payment under a business investment and cooperation contract	(2,300,000)	(91,809,037)
Proceeds from disposal of property, plant and equipment	316,650	12,639,709	14,171
Disbursement of bank deposit and loans	(2,511,888)	(100,266,965)	(4,332,754)
Collection of bank deposit	818,975	32,691,003
Payment for acquisition of a subsidiary			(10,252)
Proceeds from disposal of equity investment (net of cash held by entity being disposed)			(20,000)
Receipt from government grants	151,161	6,033,890	921,365
Net cash flows used in investing activities	(12,468,478)	(497,703,896)	(10,835,118)
FINANCING ACTIVITIES
Capital contribution from owners	16	639
Additional amount paid up to convert warrants to capital	54	2,156
Deemed contribution from owners	23,000,000	918,090,372	16,994,659
Proceeds from borrowings	57,703,356	2,303,343,286	45,223,504
Cash payment under a business cooperation contract			(3,750,000)
Repayment of borrowings	(31,056,414)	(1,239,678,030)	(28,442,486)
Net cash flows from financing activities	49,647,012	1,981,758,422	30,025,677
Net decrease in cash and cash equivalents and restricted cash	10,492,561	418,831,271	(1,098,661)
Cash, cash equivalents and restricted cash at beginning of the period	7,288,270	290,925,675	4,858,767
Net foreign exchange differences	(266,913)	(10,654,359)	(78,343)
Cash, cash equivalents and restricted cash at end of the period	17,513,918	699,102,587	3,681,763
Supplement disclosures of non-cash activities
Debt conversion to equity	10,000,000	399,169,727
Non-cash property, plant and equipment additions	7,344,870	293,184,975	6,731,875
Establishment of right-of-use assets and lease liabilities at commencement dates, lease modification and other non-cash changes	2,687,236	107,266,326	227,287
Supplemental Disclosures
Interest paid, net of capitalized interest	4,598,050	183,540,236	4,316,595
Income tax paid	₫ 55,180	$ 2,202,619	₫ 11,636